COMMON STOCK (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Paid-In-Kind Interest	$ 155,184	$ 549,854	$ 636,179	$ 1,283,240
Conversion Of Stock, Amount Converted			17,164,180	4,465,584
Stock Issued During Period Value Anda Purchase Agreement				75,000
Stock Issued During Period Value Payment Of Legal and Consulting Expenses				13,737
Stock Issued During Period Value Payment Of Directors Fees			145,894	99,743
Stock Issued During Period Value Payment Of Employee Salaries			$ 67,336	$ 37,210